Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 8 – Debt

Howe Note 1

Mitesco, Inc. (the “Company”) issued a 10% Promissory Note (the “Howe Note 1”) due June 30, 2022, dated December 30, 2021, to the Michael C. Howe Living Trust (the “Lender”). Michael C. Howe is the Chief Executive Officer of the Good Clinic LLC, one of our subsidiaries. The principal amount of the Note is $1,000,000, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) six months from the date of execution (on July 19, 2022 this date was extended to October 10, 2022), or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Note payable to the Company for the Note was $850,000 and was funded on December 30, 2021. An original issue discount in the amount of $150,000 was recorded. The amount payable at maturity will be $1,000,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. At June 30, 2022, the principal balance of this note was $1,000,000; $116,507 of the original issue discount was amortized to interest expense during the six months ended June 30, 2022, and the remaining original issue discount at June 30, 2022 was $33,493.

Warrants. As further consideration for the Purchase Price payable hereunder, promptly following the Issue Date, the Borrower shall issue to the Lender two common stock purchase warrants, entitling the Lender to purchase (i) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series A warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock, and (ii) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series B warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock. one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share. Given the current stock price is less than the exercise price of the warrants, the warrants have no value.

Diamond Note 1

The Company issued a 10% Promissory Note due August 14, 2022, dated February 14, 2022 (the “Diamond Note 1”), to Lawrence Diamond (the “Lender”). Mr. Diamond is the Chief Executive Officer of the Company and a member of its Board of Directors. The principal amount of the Diamond Note 1 is $175,000, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Note payable to the Company for the Note was $148,750 and was funded on February 14, 2022. The amount payable at maturity will be $175,000 plus 10% of that amount plus accrued and unpaid interest. Following an event of default, as defined in the Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition to the Note and Lender will be issued 367,500 5-year warrants that may be exercised at $.50 per share and 367,500 5-year warrants that may be exercised at $.75 per share. These warrants have all of the same terms as those previously issued in conjunction with the Company’s Series C Preferred shares and its Series D Preferred shares. The warrants have an aggregate commitment date fair value of $2,914. At June 30, 2022, the principal balance of this note was $175,000; $20,877 of the original issue discount was amortized to interest expense during the six months ended June 30, 2022, and the remaining original issue discount at June 30, 2022 was $5,373.

On March 22, 2022, the Company issued 168,221 shares of common stock with a contract price of $0.25 per share of $42,055 and a grant date market value of $0.127 per share or $21,364 were issued to Larry Diamond, its Chief Executive Officer, as compensation for the waiver of certain covenants as set forth and defined in Diamond Note 1.

Diamond Note 2

The Company issued a 10% Promissory Note due June 18, 2022 (the “Diamond Note 2”), dated March 18, 2022, to Lawrence Diamond (the “Lender”), which was subsequently amended. Lawrence Diamond is the Chief Executive Officer of the Company. The principal amount of the Diamond Note 2 is $235,294, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) April 4, 2022 (on July 12, 2022 this date was extended to October 10, 2022), (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000. The purchase price of the Diamond Note payable to the Company for the Diamond Note was $200,000 and was funded on March 18, 2022. The amount payable at maturity will be $235,294 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Diamond Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Diamond Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Diamond Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. In addition, the Lender will be issued 200,000 5-year warrants that may be exercised on substantially the same terms as the Series A warrant issued in connection with the Company’s Series D Convertible Preferred Stock. The warrants have an aggregate commitment date fair value of $2,213. All amounts due for The Diamond Note, with the exception of $23,529, was paid on April 8, 2022. $23,529 remained outstanding as of June 30, 2022.

On April 27, 2022, the Company issued 96,471 shares of common stock with a contract price of $0.25 per share or $24,118 and a grant date market value of $0.16 or $15,434 to Larry Diamond, it’s Chief Executive Officer, as commitment shares as set forth and defined in Diamond Note 2. The Company also issued five-year warrants to purchase 92,942 shares of common stock at a price of $0.50 to Mr. Diamond pursuant to a promissory note.

AJB Capital Note

On March 18, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with AJB Capital Investments, LLC (the “Investor”) with respect to the sale and issuance to the Investor of: (i) an initial commitment fee in the amount of $430,000 in the form of 1,720,000 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), which Commitment Fee Shares can be decreased to 720,000 shares ($180,000) if the Company repays the Note on or prior to its maturity (the “True-Up Provision”), (ii) a promissory note in the aggregate principal amount of $750,000, and (iii) Common Stock Purchase Warrants to purchase up to an aggregate of 750,000 shares of the Common Stock (the “Warrants”). The Note and Warrants were issued on March 17, 2022 (the “Original Issue Date”) and were held in escrow pending effectiveness of the Purchase Agreement. Pursuant to the terms of the Purchase Agreement, the initial Commitment Fee Shares were issued at a value of $430,000, the Note was issued in a principal amount of $750,000 for a purchase price of $675,000, resulting in an original issue discount of $75,000; the warrants had a commitment date fair value of $24,952; and the commitment fee shares had a commitment date fair value of $324,962, resulting in a total discount in the amount of $424,914. The Warrants were issued, with an initial exercise price of $0.50 per share, subject to adjustment as described herein. The aggregate cash subscription amount received by the Company from the Investor for the issuance of the Commitment Fee Shares, Note and Warrants was $616,250, due to a reduction in the $675,000 purchase price as a result of broker, legal, and transaction fees. $194,656 of the discount was amortized to interest expense during the six months ended June 30, 2022, and the remaining discount at June 30, 2022 was $230,258. At June 30, 2022, the principal balance of this note was $750,000.

Anson East Master Fund LP and Anson Investments Master Fund LP

On April 6, 2022, the Company entered into separate Securities Purchase Agreement with each of Anson East Master Fund LP and Anson Investments Master Fund LP with respect to the sale and issuance to AEMF and AIMF of: (i) an aggregate initial commitment fee in the amount of $430,000 in the form of 1,720,000 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), which Commitment Fee Shares can be decreased to 722,400 shares ($180,000) if the Company repays the Notes on or prior their maturity, (ii) promissory notes in the aggregate principal amount of $750,000 (the “Notes”), and (iii) Common Stock Purchase Warrants to purchase up to an aggregate of 750,000 shares of the Common Stock (the “Warrants”) at an initial exercise price of $0.50 per share, subject to adjustment. The Notes and Warrants were issued on April 6, 2022 (the “Original Issue Date”) and were held in escrow pending effectiveness of the Purchase Agreements. The notes were issued in a total principal amount of $750,000 for a total purchase price of $675,000, resulting in an original issue discount of $75,000; the warrants had an aggregate commitment date fair value of $168,130; and the commitment shares had an aggregate commitment date fair value of $563,665, resulting in a total discount in the amount of $638,665. $160,121 of the discount was amortized to interest expense during the six months ended June 30, 2022, and the remaining discount at June 30, 2022 was $478,544. At June 30, 2022, the principal balance of this note was $750,000.

GS Capital Partners

On April 18, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with GS Capital Partners (the “Investor”) with respect to the sale and issuance to the Investor of: (i) an initial commitment fee in the amount of $159,259 in the form of 637,036 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), which Commitment Fee Shares can be decreased to 266,280 shares ($66,570) if the Company repays the Note on or prior to their maturity, (ii) promissory note in the principal amount of $277,777, and (iii) Common Stock Purchase Warrants to purchase up to 277,777 shares of the Common Stock (the “Warrants”) at an initial exercise price of $0.50 per share, subject to adjustment. The Note and Warrants were issued on April 18, 2022 (the “Original Issue Date”) and were held in escrow pending effectiveness of the Purchase Agreement. The notes were issued in a total principal amount of $277,777 for a total purchase price of $250,000, resulting in an original issue discount of $27,777; the warrants had an aggregate commitment date fair value of $26,846; and the commitment shares had an aggregate commitment date fair value of $135,312. The Company also recorded a discount in the amount of $22,500 for the costs of financing, resulting in a total discount in the amount of $212,435. $54,386 of the discount was amortized to interest expense during the six months ended June 30, 2022, and the remaining discount at June 30, 2022 was $159,049. At June 30, 2022, the principal balance of this note was $277,777.

Diamond Note 3

On April 27, 2022, the Company issued a 10% Promissory Note due June 30, 2022 (the “Diamond Note 3”) to Lawrence Diamond (the “Lender”). Lawrence Diamond is the Chief Executive Officer of the Company. The principal amount of the Diamond Note 3 is $235,294, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) April 4, 2022 (on July 12, 2022 this date was extended to October 10, 2022), (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000. The purchase price of the Diamond Note 3 payable to the Company for the Diamond Note 3 was $200,000 resulting in an original issue discount of $35,294 and was funded on April 27, 2022. The amount payable at maturity will be $235,294 plus 10% of that amount plus any accrued and unpaid interest, resulting in a premium and related discount in the amount of $23,529. The Company also issued 96,471 shares of stock with a value of $16,200 as a commitment fee and five-year warrants with a fair value of $8,800 to purchase 96,471 shares of common stock at a price of $0.50 per share; these amounts were charged to discount on the note, resulting in a total discount on this note in the amount of $83,823. Following an event of default, as defined in the Diamond Note 3, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Diamond Note 3 contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Diamond Note 3, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note. At June 30, 2022, the principal balance of this note was $235,294; $34,861 of the discounts were amortized to interest expense during the six months ended June 30, 2022, and the remaining discounts at June 30, 2022 were $48,962.

Kishon Investments, LLC

On May 10, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with Kishon Investments, LLC (the “Investor”) with respect to the sale and issuance to the Investor of: (i) an initial commitment fee in the amount of $159,259 in the form of 637,036 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), (ii) promissory note in the principal amount of $277,777 due on November 10, 2022, and (iii) Common Stock Purchase Warrants to purchase up to 277,777 shares of the Common Stock (the “Warrants”) at an initial exercise price of $0.50 per share, subject to adjustment. The Note and Warrants were issued on May 10, 2022 (the “Original Issue Date”) and were held in escrow pending effectiveness of the Purchase Agreement. The note was issued in a total principal amount of $277,777 for a total purchase price of $250,000, resulting in an original issue discount of $27,777; the warrants had an aggregate commitment date fair value of $15,780; and the commitment shares had an aggregate commitment date fair value of $122,712, resulting in a total discount in the amount of $166,269. $32,463 of the discount was amortized to interest expense during the six months ended June 30, 2022, and the remaining discount at June 30, 2022 was $133,806. At June 30, 2022, the principal balance of this note was $277,777.

Diamond Note 4

The Company issued a 10% Promissory Note due as described below (the “Diamond Note 4”), dated May 18, 2022, to Lawrence Diamond. The principal amount of the Diamond Note 4 is $47,059, carries a 10% interest rate per annum, payable in monthly installments, and had a maturity date that was the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000. On August 3, 2022, the maturity date was amended to (i) October 10, 2022 or (ii) five days after the date on which we successfully list our shares of common stock on any of the NYSE American, the Nasdaq Global Select Market, the Nasdaq Global Market, or the Nasdaq Capital Market. The purchase price of the Diamond Note 4 payable to us for the Diamond Note 4 was $40,000, resulting in an original issue discount of $7,059, and was funded on May 18, 2022. The amount payable at maturity will be $47,059 plus 10% of that amount plus any accrued and unpaid interest, resulting in a premium and related discount in the amount of $4,706. Following an event of default, as defined in the Diamond Note 4, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Diamond Note 4 contains a “most favored nations” clause that provides that, so long as the Diamond Note 4 is outstanding, if we issue any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Diamond Note 4, we shall notify Mr. Diamond of such term, and such term, at the option of Mr. Diamond, shall become a part of the Note. In addition, Mr. Diamond will be issued (1) 19,294 five-year warrants (the “May 18 Diamond Warrants”) with a fair value of $2,960 that may be exercised on substantially the same terms as the Series A warrant issued in connection with our Series D Convertible Preferred Stock and (2) 19,294 shares of Common Stock with a value of $3,160 as commitment shares; these amounts were charged to discount on the note, resulting in a total discount on this note in the amount of $17,885. At June 30, 2022, the principal balance of this note was $47,059; $5,392 of the discounts were amortized to interest expense during the six months ended June 30, 2022, and the remaining discount at June 30, 2022 were $12,493.

Finnegan Note 1

On May 23, 2022, the Company issued a 10% Promissory Note due as described below (the “Finnegan Note 1”) to Jessica Finnegan. The principal amount of the Finnegan Note 1 is $47,059, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) four business days after the date on which we successfully lists its shares of common stock on Nasdaq or NYSE, or (ii) two business days after the date of receipt of the Company of the next round of debt or equity financing in a net amount of at least $600,000. The purchase price of the Finnegan Note 1 was $40,000 resulting in an original issue discount of $7,059 and was funded on May 18, 2022. The amount payable at maturity will be $47,059 plus 10% of that amount plus any accrued and unpaid interest, resulting in a premium and related discount in the amount of $4,706. Following an event of default, as defined in the Finnegan Note 1, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Finnegan Note 1 contains a “most favored nations” clause that provides that, so long as the Finnegan Note 1 is outstanding, if we issue any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Finnegan Note 1, we shall notify Ms. Finnegan of such term, and such term, at the option of Ms. Finnegan, shall become a part of the Note. In addition, Ms. Finnegan will be issued (1) 19,295 five-year warrants with a fair value of $2,000 (the “May 18 Finnegan Warrants”) that may be exercised on substantially the same terms as the Series A warrant issued in connection with our Series D Convertible Preferred Stock and (2) 19,295 shares of Common Stock with a value of $3,240 as commitment shares; these amounts were charged to discount on the note, resulting in a total discount on this note in the amount of $17,005. At June 30, 2022, the principal balance of this note was $47,059; $3,843 of the discounts were amortized to interest expense during the six months ended June 30, 2022, and the remaining discounts at June 30, 2022 were $13,162.

May 26, 2022 Notes

The Company issued five 10% Promissory Notes due as described below (collectively, the “May 26 Notes”), dated May 26, 2022, to Larry Diamond, Jenny Lindstrom, and other related parties (the “May 26 Lenders”), in the aggregate principal amount of $205,883.

The May 26 Notes carry a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) November 30, 2022, or (ii) the date on which we successfully lists our shares of common stock on Nasdaq or NYSE. The aggregate principal amount payable at maturity will be $205,883 plus 10% of that amount plus any accrued and unpaid interest, resulting in an aggregate premium and related discount in the amount of $20,588. The aggregate amount funded was $175,000 resulting in an original issue discount of $30,883. Following an event of default, as defined in the May 26 Notes, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The May 26 Notes contain a “most favored nations” clause that provides that, so long as the May 26 Notes are outstanding, if we issue any new security, which the May 26 Lenders reasonably believe contains a term that is more favorable than those in the May 26 Notes, we shall notify the May 26 Lenders of such term, and such term, at the option of the May 26 Lenders, shall become a part of the May 26 Notes. In addition, the May 26 Lenders were issued in the aggregate (1) 84,412 five-year warrants (the “May 26 Warrants”) with an aggregate fair value of $8,750 and (2) 84,412 shares of Common Stock as commitment shares with an aggregate value of $14,175; these amounts were charged to discount on the note, resulting in an aggregate discount on these notes in the amount of $74,396. The May 26 Warrants have an initial exercise price of $0.50 per share. The May 26 Warrants are not exercisable for six months following their issuance. The May 26 Lenders may exercise the May 26 Warrants on a cashless basis if after the six-month anniversary of date of issuance, the shares of Common Stock underlying the May 26 Warrants are not then registered pursuant to an effective registration statement. At June 30, 2022, the principal balance of these notes was $205,883; $6,631 of the discounts were amortized to interest expense during the six months ended June 30, 2022, and the remaining discounts at June 30, 2022 were $24,252.

June 9, 2022 Notes

The Company issued two 10% Promissory Notes due as described below (individually, the “Howe Note” and the “Dragon Note”, and collectively, the “June 9 Notes”), dated June 9, 2022, to Michael C. Howe Living Trust and Dragon Dynamic Funds Platform Ltd. (the “June 9 Lenders”) in the aggregate principal amount of $888,235. Michael C. Howe is the Chief Executive Officer of the Good Clinic LLC, one of the Company’s subsidiaries.

The June 9 Notes carry a 10% interest rate per annum, payable in monthly installments. The Howe Note has a maturity date that is the earlier of (i) October 10, 2022, or (ii) the date on which we successfully list our shares of common stock on Nasdaq or NYSE. The Dragon Note has a maturity date that is the earlier of (i) December 9, 2022, or (ii) the date on which we successfully list our shares of common stock on Nasdaq or NYSE. The aggregate amount payable at maturity will be $888,235 plus 10% of that amount plus any accrued and unpaid interest, resulting in a premium and related discount in the aggregate amount of $58,824. The aggregate amount funded was $755,000 resulting in an original issue discount of $133,235. In addition, the June 9 Lenders will be issued in the aggregate (1) 364,176 five-year warrants (the “June 9 Warrants”) with a fair value of $32,465 and (2) 364,176 shares of Common Stock with a value of $66,440 as commitment shares; these amounts were charged to discount on the note. The Company also paid issuance costs related to these notes in the aggregate amount of $77,500 which were charged to discount on the notes, resulting in an aggregate discount on these notes in the amount of $368,464. The June 9 Warrants have an initial exercise price of $0.50 per share. The June 9 Warrants are not exercisable for six months following their issuance. At June 30, 2022, the principal balance of these notes were $888,235; $45,607 of the discounts were amortized to interest expense during the six months ended June 30, 2022, and the remaining discounts at June 30, 2022 were $322,857.

PPP Loan

During March 2020, in response to the COVID-19 crisis, the federal government announced plans to offer loans to small businesses in various forms, including the Payroll Protection Program, or “PPP”, established as part of the Corona Virus Aid, Relief and Economic Security Act (“CARES Act”) and administered by the U.S. Small Business Administration. On April 25, 2020, the Company entered an unsecured Promissory Note with Bank of America for a loan in the original principal amount of approximately $460,400, and the Company received the full amount of the loan proceeds on May 4, 2020. The June 30, 2022 balance, including accrued interest, was $470,375.

These amounts are reflected in the table below:

Notes Payable Table 1:

	June 30,	December 31,
	2022	2021
Notes Payable	$4,937,466	$1,000,000
PPP Loan	460,406	460,406
	5,397,872	1,460,406
Less: Discounts	(1,620,263)	(411,568)
Notes payable - net of discounts	$3,777,609	$1,048,838

Current Portion, net of discounts	$3,777,609	$1,048,838
Long-term portion, net of discounts	$-	$-

Note 8 – Debt

August 2014 Series C Convertible Debenture

On March 30, 2021, the Company issued 272,837 shares of common stock and paid cash in the amount of $122,166 as settlement of principal and accrued interest in the amounts of $110,833 and $71,526, respectively, due under the Series C Debenture and principal and accrued interest in the amounts of $11,333 and $8,722 due under the Series C Debenture. The Company recognized a gain in the amount of $3,035 on this transaction. These obligations have been fully satisfied as of the date of this filing and the Company has no further requirements related to these matters.

March 2016 Convertible Note A

On March 24, 2021, the Company paid cash in the amount of $55,368 as settlement of principal and accrued interest in the amount of $41,000 and $13,167, respectively, due under the March 2016 Convertible Note A. The Company recognized a loss in the amount of $1,201 on this transaction. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 4

On January 4, 2021, the Company issued 4,123,750 shares of common stock at a price of $0.012 per share pursuant to the conversion of $45,000 of principal and $4,485 of accrued interest in Eagle Equities Note 4. On January 6, 2021, the Company issued 3,505,964 shares of common stock at a price of $0.01224 per share pursuant to the conversion of $39,000 of principal and $3,913 of accrued interest in Eagle Equities Note 4. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 5

On January 11, 2021, the Company issued 4,463,507 shares of common stock at a price of $0.01224 per share pursuant to the conversion of $50,000 of principal and $4,633 of accrued interest in Eagle Equities Note 5. On January 14, 2021, the Company issued 4,319,378 shares of common stock at a price of $0.01266 per share pursuant to the conversion of $50,000 of principal and $4,683 of accrued interest in Eagle Equities Note 5. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 6

On January 21, 2021, the Company issued 6,449,610 shares of common stock at a price of $0.0154 per share pursuant to the conversion of $93,000 of principal and $6,324 of accrued interest in Eagle Equities Note 6. On January 28, 2021, the Company issued 7,285,062 shares of common stock at a price of $0.01575 per share pursuant to the conversion of $107,200 of principal and $7,540 of accrued interest in Eagle Equities Note 6. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 7

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 7 whereby the Company issued 1,184,148 shares of common stock at a price of $0.24984 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 8

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 8 whereby the Company issued 639,593 shares of common stock at a price of $0.23851 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 9

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 9 whereby the Company issued 605,177 shares of common stock at a price of $0.24984 per share in satisfaction of $114,400 of principal and all accrued interest and prepayment penalties due under this note. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

Eagle Equities Note 10

On February 5, 2021, the Company entered into a settlement agreement with the holders of the Eagle Equities Note 10 whereby the Company issued 1,095,131 shares of common stock at a price of $0.23748 per share in satisfaction of $200,200 of principal and all accrued interest and prepayment penalties due under this note. This obligation has been fully satisfied as of the date of this filing and the Company has no further requirements related to this matter.

PPP Loan

During March 2020, in response to the COVID-19 crisis, the federal government announced plans to offer loans to small businesses in various forms, including the Payroll Protection Program, or "PPP", established as part of the Corona Virus Aid, Relief and Economic Security Act ("CARES Act”) and administered by the U.S. Small Business Administration. On April 25, 2020, the Company entered an unsecured Promissory Note (the "Note”) with Bank of America for a loan in the original principal amount of approximately $460,000, and the Company received the full amount of the loan proceeds on May 4, 2020. The current balance is $460,406 and the Company is currently in discussions for a) a partial forgiveness and b) the conversion of any remaining balance into a term note.

Howe Note

Mitesco, Inc. (the “Company”) issued a 10% Promissory Note due June 30, 2022 (the “Note”), dated December 30, 2021, to the Michael C. Howe Living Trust (the “Lender”). Michael C. Howe is the Chief Executive Officer of the Good Clinic LLC, one of our subsidiaries. The principal amount of the Note is $1,000,000, carries a 10% interest rate per annum, payable in monthly installments, and has a maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE. The purchase price of the Note payable to the Company for the Note was $850,000 and was funded on December 30, 2021. The amount payable at maturity will be $1,000,000 plus 10% of that amount plus any accrued and unpaid interest. Following an event of default, as defined in the Note, the principal amount shall bear interest for each day until paid, at a rate per annum equal to the lesser of the maximum interest permitted by applicable law and 18%. The Note contains a “most favored nations” clause that provides that, so long as the Note is outstanding, if the Company issues any new security, which the Lender reasonably believes contains a term that is more favorable than those in the Note, the Company shall notify the Lender of such term, and such term, at the option of the Lender, shall become a part of the Note.

Warrants. As further consideration for the Purchase Price payable hereunder, promptly following the Issue Date, the Borrower shall issue to the Lender two common stock purchase warrants, entitling the Lender to purchase (i) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series A warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock, and (ii) 2,100,000 shares of the Borrower’s common stock on substantially the same terms as the Series B warrant issued in connection with the Borrower’s Series D Convertible Preferred Stock. one warrant (the “Series A Warrants”) to purchase 2.1 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) at a purchase price of $0.50 per whole share of Common Stock, and one warrant (the “Series B Warrants” and together with the Series A Warrants, the “Warrants”) to purchase 2.1 shares of Common Stock at a purchase price of $0.75 per whole share.  The Warrants had a fair value of $261,568 at the date of issuance, which was recorded as a discount to the Note.

These amounts are reflected in the table below:

Notes Payable Table 1:

	December 31, 2021	December 31, 2020
Notes Payable	$738,432	$1,196,366
PPP Loan	$460,406	$460,406
	$1,198,838	$1,656,772
Less: Discount	(150,000)	(756,795)
Notes payable - net of discount	$1,048,838	$899,977

Current Portion, net of discount	$1,048,838	$899,977
Long-term portion, net of discount	$-	$-